Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended			3 Months Ended		3 Months Ended
	Jul. 17, 2013	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Sep. 18, 2013 Distribution Agency Agreement	Aug. 08, 2013 Distribution Agency Agreement	Sep. 09, 2013 Sakura Princess and other vessels sold in previous years	Sep. 11, 2013 Sakura Princess and other vessels sold in previous years
Subsequent events [Line Items]
Preferred Stock - Dividend per share declared	$ 0.44444
Common shares authorized			85,000,000	100,000,000		4,000,000
Common Stock - par value			$ 1	$ 1		$ 1
Common shares offered					481,804
Net proceeds from offering		$ 62,659			$ 2,295
Repayment of loan								26,815
New loans							$ 18,000